Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 184,952	₺ 180,688	₺ 207,952
Long-term benefits	1,848	2,177	2,591
Termination benefits	958	375	15,514
Share based payments		837	13,733
Key management personnel compensation	₺ 187,758	₺ 184,077	₺ 239,790